Equity Method Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2011 MGC Group [Member]	Apr. 30, 2011 MGC Group [Member]	Mar. 31, 2011 MGC Group [Member]	Sep. 30, 2013 MGC Group [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Interest in Joint venture						50.00%	50.00%
Joint Venture Investment	$ 12.0	$ 20.0	$ 20.0			$ 6.5
Payment for Joint Venture Investment				4.0		2.5
Contribution for capital increase	14.0				2.5
Financing through subordinated shareholder loan				$ 5.0